Summary of Significant Accounting Policies - Summary of Consolidated Subsidiaries (Details)	12 Months Ended
Mar. 31, 2022
Virax Biolabs Group Limited
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	Cayman Island
Incorporation Date	Sep. 02, 2021
Virax Biolabs (UK) Limited
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	United Kingdom
Incorporation Date	Aug. 19, 2021
Ownership	100.00%
Virax Biolabs Limited (FKA- Shanghai Biotechnology Devices Ltd)
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	Hong Kong
Incorporation Date	Apr. 14, 2020
Ownership	100.00%
Virax Immune T-Cell Medical Device Company Limited (FKA- Stork Nutrition Asia Limited)
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	Hong Kong
Incorporation Date	Jan. 16, 2017
Ownership	100.00%
Virax Biolabs Pte. Limited
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	Singapore
Incorporation Date	May 04, 2013
Ownership	95.65%
Logico Bioproducts Corp.
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	BVI
Incorporation Date	Jan. 21, 2011
Ownership	95.65%
Shanghai Xitu Consulting Co., Ltd (FKA- Shanghai Logico Bioproducts)
Disclosure of reclassifications or changes in presentation [line items]
Jurisdiction	PRC
Incorporation Date	Oct. 27, 2017
Ownership	95.65%